FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE ESTIMATES

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

	Level 1	Level 2	Level 3
June 30, 2023
Derivative liabilities	$-	$-	$15,254,287

March 31, 2023
Derivative liabilities	$-	$-	$10,483,371

SCHEDULE OF FAIR VALUE ESTIMATES

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

	Level 1	Level 2	Level 3
March 31, 2023
Derivative liabilities	$-	$-	$10,483,371

March 31, 2022
Derivative liabilities	$-	$-	$-